Label	Element	Value
(abrdn Funds) | (abrdn International Small Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The abrdn International Small Cap Fund (the “International Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the International Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2026
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. small companies. For purposes of the Fund’s 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of a country outside the U.S.;

●	the company has its principal office in, or management is located in, a country outside the U.S.; and/or

●	the company has its principal securities trading market in a country outside the U.S.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of December 31, 2024, the MSCI All Country World ex-USA Small Cap Index  included companies with market capitalizations up to $10.73 billion.
The Fund may invest in companies of any size once the Fund’s 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.
Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.
The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials and information technology sectors.
The Fund may invest:

●	up to 20% of net assets in debt securities;

●	up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

●	up to 35% of net assets in emerging markets securities; and

●	without limit in foreign securities.

In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser (together, the “Advisers”) select stocks for the Fund using the portfolio management team’s quality, growth and momentum approach, which aims to identify companies that, in the Advisers’ view, exhibit a range of high-quality characteristics, the ability to deliver sustainable, multi-year growth and upwards momentum. When assessing quality, the Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Advisers. In assessing the growth outlook for stocks, the Advisers consider the industry backdrop, as well as management’s strategy to drive sales and profitability over the medium to long term. When looking at momentum, the Advisers consider both price momentum and earnings momentum. The investment team generally allows the weight of stocks with positive price and earnings momentum, which also meet its quality and growth criteria, to increase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an additional index that more closely reflects the Fund’s investment strategy. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI AC World Ex USA Index (Net TR), a broad-based securities index, and the MSCI All Country World ex-USA Small Cap Index (Net TR). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.
The Fund changed its investment strategy effective February 29, 2016. Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen Global Small Cap Fund to Aberdeen International Small Cap Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.abrdn.com/us/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares (Years Ended Dec. 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 26.44% - 2nd quarter 2020 Lowest Return: -25.81% - 1st quarter 2020
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2024
(abrdn Funds) | (abrdn International Small Cap Fund) | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the Fund’s investments decreases, you may lose money.
(abrdn Funds) | (abrdn International Small Cap Fund) | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
(abrdn Funds) | (abrdn International Small Cap Fund) | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
(abrdn Funds) | (abrdn International Small Cap Fund) | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

(abrdn Funds) | (abrdn International Small Cap Fund) | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

(abrdn Funds) | (abrdn International Small Cap Fund) | Foreign Currency Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

(abrdn Funds) | (abrdn International Small Cap Fund) | Small-Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

(abrdn Funds) | (abrdn International Small Cap Fund) | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

(abrdn Funds) | (abrdn International Small Cap Fund) | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially
Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
United Kingdom Risk. The United Kingdom (the “U.K.”) economy is heavily dependent on the services industries. Activity in the services industry is relatively stable, but decreases in new work available and inflation impact the services industry and economy as a whole. This is accompanied by difficulties in the European financial markets, governments, and central banks that may negatively impact the U.K. economy. Additionally, the U.K. economy may still be impacted by a process referred to as “Brexit,” which describes when the U.K. left the EU on January 31, 2020. On December 24, 2020, negotiators representing the U.K. and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperating Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and U.K,’s relationship. Despite the existence of the TCA, Certain aspects of the relationship between the U.K. and EU remain unresolved and subject to further negotiation and agreement. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU and the long-term effect and implications of Brexit.

(abrdn Funds) | (abrdn International Small Cap Fund) | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

(abrdn Funds) | (abrdn International Small Cap Fund) | ESG Integration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

(abrdn Funds) | (abrdn International Small Cap Fund) | Mid-Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
(abrdn Funds) | (abrdn International Small Cap Fund) | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

(abrdn Funds) | (abrdn International Small Cap Fund) | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

(abrdn Funds) | (abrdn International Small Cap Fund) | MSCI AC World Ex USA Index (Net TR) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	3.64%
(abrdn Funds) | (abrdn International Small Cap Fund) | MSCI AC World Ex USA Small Cap Index (Net TR) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	5.66%
(abrdn Funds) | (abrdn International Small Cap Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,298
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return: 26.44% - 2nd quarter 2020
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return: -25.81% - 1st quarter 2020
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	5.17%
(abrdn Funds) | (abrdn International Small Cap Fund) | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	3.74%
(abrdn Funds) | (abrdn International Small Cap Fund) | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.31%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.69%	[4]
(abrdn Funds) | (abrdn International Small Cap Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.99%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1.00%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	693
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,631
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	5.10%
(abrdn Funds) | (abrdn International Small Cap Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,141
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	5.47%
(abrdn Funds) | (abrdn International Small Cap Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,520
Annual Return 2015	rr_AnnualReturn2015	(2.50%)
Annual Return 2016	rr_AnnualReturn2016	4.97%
Annual Return 2017	rr_AnnualReturn2017	31.75%
Annual Return 2018	rr_AnnualReturn2018	(9.60%)
Annual Return 2019	rr_AnnualReturn2019	23.71%
Annual Return 2020	rr_AnnualReturn2020	26.06%
Annual Return 2021	rr_AnnualReturn2021	18.82%
Annual Return 2022	rr_AnnualReturn2022	(34.95%)
Annual Return 2023	rr_AnnualReturn2023	9.62%
Annual Return 2024	rr_AnnualReturn2024	9.05%
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	6.15%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[3]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2026 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Class R shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.
[4]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.
[5]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1.00%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.